Material Accounting Policies - Schedule of Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2025
Office furniture and equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Mainly percentage per annum	33.00%
Office furniture and equipment [Member] | Bottom of Range [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	6
Office furniture and equipment [Member] | Top of Range [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	33
Solar plants [Member]
Schedule of Estimated Useful Lives [Line Items]
Mainly percentage per annum	5.00%
Solar plants [Member] | Bottom of Range [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	3.5
Solar plants [Member] | Top of Range [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5
Biogas plants in the Netherlands [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	4
Mainly percentage per annum	4.00%
Leasehold improvements [Member]
Schedule of Estimated Useful Lives [Line Items]
Mainly percentage per annum	7.00%
Estimated useful lives	Over the shorter of the lease period or the life of the asset
Leasehold improvements [Member] | Bottom of Range [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives
Leasehold improvements [Member] | Top of Range [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives